OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2020
OTHER INTANGIBLE ASSETS
OTHER INTANGIBLE ASSETS

24.   OTHER INTANGIBLE ASSETS

Other intangible assets primarily consist of billing, telecommunication, accounting and office software as well as numbering capacity, customer base and licenses. These assets are assets with finite useful lives. They are initially recognized at cost and amortized on a straight-line basis over their estimated useful lives.

Balances of cost, accumulated amortization, net book value as of December 31, 2020 and 2019 and movements of other intangible assets for the year ended December 31, 2020, 2019 and 2018 were as follows:

		Right to use	Billing and			Cost to
		radio	other		Numbering	obtain
	Licenses	frequencies	software	Client base	capacity	contracts	Other	Total
Useful life, years	1 to 20	1 to 15	1 to 25	4 to 31	2 to 15	2 to 5	1 to 10
Cost
January 1, 2018	27,741	7,851	119,976	7,323	2,915	—	2,480	168,286
Additions	7,479	19	20,884	—	10	3,961	401	32,754
Arising on business combinations (Note 5)	—	—	3,021	1,530	1	—	909	5,461
Effect on adoption of IFRS 15	—	—	—	—	—	19,197		19,197
Impairment	—	—	(168)	—	—	—	(20)	(188)
Disposal	(223)	(1,223)	(8,215)	(63)	(82)	—	(198)	(10,004)
Other	—	1	89	—	—	—	(46)	44
Foreign exchange differences	4,630	—	2,977	—	24	202	80	7,913
December 31, 2018	39,627	6,648	138,564	8,790	2,868	23,360	3,606	223,463
Additions	1,106	(38)	27,921	—	(2)	10,290	366	39,643
Arising on business combinations (Note 5)	—	—	6	(37)	2	—	61	32
Disposal of VF Ukraine (Note 12)	(19,149)	—	(15,770)	—	(136)	(1,826)	(692)	(37,573)
Impairment	—	(26)	—	—	—	—	—	(26)
Disposal	(84)	(865)	(11,564)	(2,823)	(64)	(18,281)	(208)	(33,889)
Other	4	(1)	93	—	—	—	(81)	15
Foreign exchange differences	201	(29)	718	—	9	92	44	1,035
December 31, 2019	21,705	5,689	139,968	5,930	2,677	13,635	3,096	192,700
Additions	1,466	(11)	35,277	—	15	10,390	1,941	49,078
Arising on business combinations (Note 5)	—	—	—	—	—	—	—	-
Disposal of NVISION GROUP (Note 12)	—	—	(311)	—	—	—	—	(311)
Reclassification into assets for sale	—	—	(184)	—	—	—	—	(184)
Impairment	—	43	(167)	—	—	—	(2)	(126)
Disposal	(108)	(172)	(28,035)	(73)	(24)	(9,758)	(1,033)	(39,203)
Other	25	30	(83)	—	—	—	(1)	(29)
Foreign exchange differences	913	—	386	—	—	—	4	1,303
December 31, 2020	24,001	5,579	146,851	5,857	2,668	14,267	4,005	203,228
Accumulated amortisation and impairment
January 1, 2018	(11,481)	(4,761)	(63,840)	(4,641)	(2,756)	—	(1,410)	(88,889)
Charge for the year	(2,711)	(796)	(20,941)	(680)	(57)	(3,876)	(427)	(29,488)
Arising on business combinations (Note 5)	—	—	(1,785)	—	—	—	—	(1,785)
Effect on adoption of IFRS 15	—	—	—	—	—	(12,368)	—	(12,368)
Effect on assets impairment	—	—	44	—	—	—	6	50
Impairment	—	—	—	—	—	—	—	—
Disposal	193	971	7,994	63	82	—	180	9,483
Other	—	—	(70)	—	—	—	26	(44)
Foreign exchange differences	(2,114)	—	(2,187)	—	(23)	(99)	(37)	(4,460)
December 31, 2018	(16,113)	(4,586)	(80,785)	(5,258)	(2,754)	(16,343)	(1,662)	(127,501)
Charge for the year	(2,911)	(372)	(24,394)	(603)	(41)	(6,887)	(374)	(35,582)
Arising on business combinations (Note 5)	—	—	(2)	—	—	—	—	(2)
Disposal of VF Ukraine (Note 12)	5,155	—	12,657	—	129	1,208	301	19,450
Effect on assets impairment	—	—	—	—	—	—	—	—
Disposal	25	831	11,065	2,813	64	18,281	196	33,275
Other	(2)	—	(22)	—	—	(2,573)	17	(2,580)
Foreign exchange differences	664	29	(615)	—	(9)	(80)	(20)	(31)
December 31, 2019	(13,182)	(4,098)	(82,096)	(3,048)	(2,611)	(6,394)	(1,542)	(112,971)
Charge for the year	(1,266)	(367)	(25,146)	(431)	(27)	(9,964)	(345)	(37,546)
Arising on business combinations (Note 5)	—	—	—	—	—	—	—	—
Disposal of NVISION GROUP (Note 12)	—	—	77	—	—	—	—	77
Reclassification into assets for sale	—	—	5	—	—	—	—	5
Effect on assets impairment	—	—	—	—	—	—	2	2
Disposal	71	160	27,953	72	24	9,758	402	38,440
Other	(10)	(31)	76	—	—	—	—	35
Foreign exchange differences	(894)	—	(275)	—	—	—	2	(1,167)
December 31, 2020	(15,281)	(4,336)	(79,406)	(3,407)	(2,614)	(6,600)	(1,481)	(113,125)
Net book value
December 31, 2019	8,523	1,591	57,872	2,882	66	7,241	1,554	79,729
December 31, 2020	8,720	1,243	67,445	2,450	54	7,667	2,524	90,103

The Group was granted with GSM licenses by the Russian Ministry of Information Technologies and Communications to provide telecommunication services. In addition to the licenses received directly from the Russian Ministry of Information Technologies and Communications, the Group acquired access to telecommunication licenses through business combinations. In foreign subsidiaries, the licenses are granted by the local communication authorities.

Operating licenses contain several conditions specified by legislation which generally include the required date of services provision, territorial coverage and expiration date. Management believes that the Group is in compliance with all material terms of its licenses.

The Group’s operating licenses do not provide for automatic renewal. All licenses covering the territories of the Russian Federation expired as of December 31, 2019 were renewed. The cost to renew the licenses was not significant. Weighted-average period until the next renewal of licenses in the Russian Federation is two and half years.

The license for the provision of telecommunication services in Armenia is valid until 2034.

Contractual obligations to purchase intangible assets are disclosed in the Note 35.